DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Revenues	$ 55,871,438	$ 66,111,903	$ 71,336,882
Over the Time [Member]
Revenues [Abstract]
Revenues	29,940,712	36,281,638	37,991,452
At a Point in Time [Member]
Revenues [Abstract]
Revenues	25,930,726	29,830,265	33,345,430
External Market [Member]
Revenues [Abstract]
Revenues	9,534,556	12,449,866	12,618,988
Local Market [Member]
Revenues [Abstract]
Revenues	46,336,882	53,662,037	58,717,894
Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues		30,795,577
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	23,501,610	30,795,577	32,381,937
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	23,501,610	30,795,577	32,381,937
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	23,501,610	30,795,577	32,381,937
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	27,596,696	31,500,457	34,822,547
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	1,665,970	1,670,192	1,477,117
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	25,930,726	29,830,265	33,345,430
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | External Market [Member]
Revenues [Abstract]
Revenues	9,534,556	12,449,866	12,618,988
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	18,062,140	19,050,591	22,203,559
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	4,364,503	3,439,787	3,790,881
Reportable Segments [Member] | Other Services [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	4,364,503	3,439,787	3,790,881
Reportable Segments [Member] | Other Services [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Other Services [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	4,364,503	3,439,787	3,790,881
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	408,629	376,082	341,517
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	408,629	376,082	341,517
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	$ 408,629	$ 376,082	$ 341,517